INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Sources of Income Before Income Taxes	The sources of income before income taxes were as follows:

Years Ended December 31,	2025	2024	2023
U.S.	$682,062	$725,603	$710,327
Foreign	55,614	77,041	79,563
	$737,676	$802,644	$789,890

Components of Income Tax Expense

The components of income tax expense from our wholly owned operations and investments and our controlling interest in the Carrier joint ventures were as follows:

Years Ended December 31,	2025	2024	2023
Current:
U.S. Federal	$95,007	$115,991	$119,133
State	25,263	30,331	29,749
Foreign	11,381	20,353	14,048
	131,651	166,675	162,930
Deferred:
U.S. Federal	14,268	1,392	(5,581)
State	3,611	377	(1,301)
Foreign	558	(1,540)	(297)
	18,437	229	(7,179)
Income tax expense	$150,088	$166,904	$155,751

Reconciliation of Effective Income Tax Rate

Following is a reconciliation of the effective income tax rate:

Year Ended December 31,	2025
	Amount	Percent
U.S. Federal statutory rate	$154,912	21.0%
State income taxes, net of federal benefit (1)	24,653	3.3
Excess tax benefits from share-based compensation	(9,876)	(1.3)
Tax effects on foreign income (2)	3,082	0.3
Effect of cross-border tax laws - Foreign-derived intangible income (“FDII”)	(945)	(0.1)
Tax credits	(3,796)	(0.5)
Nontaxable or nondeductible items	(1,352)	(0.2)
Changes in unrecognized tax benefits	459	0.1
Change in valuation allowance	2,594	0.4
Effective income tax rate including non-controlling interest	169,731	23.0
Taxes attributable to non-controlling interest	(19,643)	(2.7)
Effective income tax rate	$150,088	20.3%

(1) State income taxes in California, Florida, Illinois, New Jersey, and New York comprise the majority (more than 50%) of this category.

(2) Taxes in Canada and Mexico comprise the majority (more than 50%) of this category.

The reconciliation of taxes at the federal statutory rate to our provision for (benefit from) income taxes for the years ended December 31, 2024 and 2023 in accordance with the prior standard before adoption of new requirements for disaggregated income tax disclosures was as follows:

Years Ended December 31,	2024	2023
U.S. Federal statutory rate	21.0%	21.0%
State income taxes, net of federal benefit and other	3.6	3.5
Excess tax benefits from share-based compensation	(1.8)	(1.8)
Tax effects on foreign income	1.0	0.2
FDII	(0.1)	(0.1)
Change in valuation allowance	0.2	0.3
Tax credits and other	(0.4)	(0.8)
Effective income tax rate including non-controlling interest	23.5	22.3
Taxes attributable to non-controlling interest	(2.7)	(2.6)
Effective income tax rate	20.8%	19.7%

Significant Components of Net Deferred Tax Liabilities

The following is a summary of the significant components of our net deferred tax liabilities:

December 31,	2025	2024
Deferred tax assets:
Share-based compensation	$37,771	$34,215
Capitalized inventory costs and adjustments	3,631	4,891
Allowance for doubtful accounts	2,199	2,636
Self-insurance reserves	665	1,164
Capitalized research and development costs	—	10,026
Other	5,686	6,562
Net operating loss carryforwards	5,141	4,804
	55,093	64,298
Valuation allowance	(14,178)	(11,554)
Total deferred tax assets	40,915	52,744

Deferred tax liabilities:
Deductible goodwill	(110,331)	(106,221)
Depreciation	(23,306)	(21,798)
Unremitted earnings of domestic affiliates	(7,691)	(6,563)
Other	(4,790)	(4,466)
Total deferred tax liabilities	(146,118)	(139,048)
Net deferred tax liabilities (1)	$(105,203)	$(86,304)

(1) Net deferred tax liabilities have been included in the consolidated balance sheets in deferred income taxes and other liabilities.

Summary of Income Taxes Paid, Net of Refunds, by Jurisdiction

Disclosed below is a summary of income taxes paid, net of refunds, by jurisdiction:

Year Ended December 31,	2025
U.S. Federal	$118,131
State (1)	25,011
Foreign:
Mexico	15,082
Other (1)	6,509
P	21,591
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Total income tax payments, net of refunds	$164,733

(1) The amount of income taxes paid, net of refunds, does not meet the 5% disaggregation threshold.

Changes in Gross Unrecognized Tax Benefits

The changes in gross unrecognized tax benefits were as follows:

Balance at December 31, 2022	$7,752
Additions based on tax positions related to the current year	1,215
Reductions due to lapse of applicable statute of limitations	(1,093)
Balance at December 31, 2023	7,874
Additions based on tax positions related to the current year	1,439
Reductions due to lapse of applicable statute of limitations	(1,530)
Balance at December 31, 2024	7,783
Additions based on tax positions related to the current year	1,464
Reductions due to lapse of applicable statute of limitations	(919)
Balance at December 31, 2025	$8,328